EQUITY (Details 4) - Options - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Weighted average fair value at the date of grant	$ 16.05	$ 7.28	$ 2.22
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.75%	0.70%	0.19%
Expected option term (in years)	2 years 1 month 28 days	3 years 9 months 26 days	1 year
Expected price volatility	35.00%	36.00%	42.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.01%	2.17%	2.74%
Expected option term (in years)	6 years 11 months 12 days	7 years 3 months 7 days	12 years 4 months 6 days
Expected price volatility	53.00%	55.00%	53.00%